Annual Total Returns [BarChart] - MetLife Multi-Index Targeted Risk Portfolio - Class B	Apr. 30, 2021
Bar Chart Table:
Annual Return 2013	12.94%
Annual Return 2014	9.26%
Annual Return 2015	(1.21%)
Annual Return 2016	4.36%
Annual Return 2017	15.54%
Annual Return 2018	(7.18%)
Annual Return 2019	21.71%
Annual Return 2020	6.56%